Significant Accounting Policies and Judgments (Tables)	12 Months Ended
Jun. 30, 2021
Accounting policies, accounting estimates and errors [Abstract]
Major Subsidiaries Over Which the Company Has Control
The Company’s principal subsidiaries during the year ended June 30, 2021 are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
1769474 Alberta Ltd. (“1769474”)	100%	Canadian Dollar
2105657 Alberta Inc. (“2105657”)	100%	Canadian Dollar
Aurora Cannabis Enterprises Inc. (“ACE”) (1)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
Aurora Nordic Cannabis A/S (“Aurora Nordic”)	100%	Danish Krone
Reliva, LLC (“Reliva”)	100%	United States Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	100%	Canadian Dollar
ACB Captive Insurance Company Inc. (“Captive”)	100%	Canadian Dollar
(1)Effective July 1, 2020, ACE amalgamated with MedReleaf Corp. and CanniMed Therapeutics Inc. with ACE being the surviving entity.

Disclosure Of Non-Material Prior Period Error	The following is a summary of the impacts to the statement of financial position, the statement of comprehensive loss, and the statement of cash flows for the year ended June 30, 2020, prior to the impact of discontinued operations (Note 12(b)):

	June 30, 2020 As previously reported	Biological Assets and Inventory Adjustments	June 30, 2020 Recasted
Consolidated Statement of Financial Position
Biological assets	35,435	(17,278)	18,157
Inventory	121,827	14,053	135,880
Deferred tax liability	(3,946)	—	(3,946)
Deficit	(3,592,786)	(3,225)	(3,596,011)

Year ended June 30, 2020 As previously reported		Biological Assets and Inventory Adjustments	Year ended June 30, 2020 Recasted
Consolidated Statement of Comprehensive Loss
Cost of sales	277,234	9,167	286,401
Gross profit (loss) before fair value adjustments	1,672	(9,167)	(7,495)

Changes in fair value of inventory sold	91,825	57,274	149,099
Unrealized gain on changes in fair value of biological assets	(56,614)	(68,834)	(125,448)
Gross loss	(33,539)	2,393	(31,146)

Deferred tax recovery	(78,303)	1,416	(76,887)

Net loss from continuing operations	(3,300,493)	977	(3,299,516)
Net loss attributable to Aurora shareholders	(3,283,671)	977	(3,282,694)
Loss per share (basic and diluted)	($33.94)	$0.01	($33.93)

Year ended June 30, 2020 As previously reported		Biological Assets and Inventory Adjustments	Year ended June 30, 2020 Recasted
Consolidated Statement of Cash Flows
Unrealized gain on changes in fair value of biological assets	(56,614)	(68,834)	(125,448)
Changes in fair value of inventory sold	91,825	57,274	149,099
Deferred tax recovery	(78,303)	1,416	(76,887)
Changes in non-cash working capital	7,643	8,499	16,142
Net cash used in operating activities	(337,952)	—	(337,952)